Borrowings - Summary of Assets Pledges as Collateral (Detail) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	₩ 5,059,256
Book value [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	4,620,013
Property, plant and equipment including investment property [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	4,967,168
Property, plant and equipment including investment property [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	4,420,551
Trade accounts and notes receivables, net [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	7,498
Trade accounts and notes receivables, net [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	7,498
Inventories [member] | Export-Import Bank of Korea and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	12,650
Inventories [member] | Book value [member] | Export-Import Bank of Korea and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	118,824
Cash and cash equivalents [member] | Shinhan Bank [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	26,923
Cash and cash equivalents [member] | Book value [member] | Shinhan Bank [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	26,923
Financial Instruments [Member] | Kookmin Bank and Others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	45,017
Financial Instruments [Member] | Book value [member] | Kookmin Bank and Others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	₩ 46,217